PLEDGED ASSETS, COLLATERAL, GUARANTEES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Pledged Assets, Collateral, Guarantees and Commitments [Abstract]
Schedule of carrying value of assets pledged
he approximate carrying values of the significant components of pledged assets recognized on the Company’s Consolidated Balance Sheet included:

In millions of dollars	2015	2014
Investment securities	$210,604	$173,015
Loans	203,568	214,530
Trading account assets	97,205	111,832
Total	$511,377	$499,377

Schedule of future minimum rental payments for operating leases	Future minimum annual rentals under noncancellable leases, net of sublease income, are as follows:

In millions of dollars
2016	$1,238
2017	1,002
2018	778
2019	698
2020	567
Thereafter	4,483
Total	$8,766

Schedule of guarantor obligations
The following tables present information about Citi’s guarantees:

	Maximum potential amount of future payments
In billions of dollars at December 31, 2015 except carrying value in millions	Expire within 1 year	Expire after 1 year	Total amount outstanding	Carrying value (in millions of dollars)
Financial standby letters of credit	$23.8	$73.0	$96.8	$153
Performance guarantees	7.4	4.1	11.5	24
Derivative instruments considered to be guarantees	3.6	74.9	78.5	1,779
Loans sold with recourse	—	0.2	0.2	17
Securities lending indemnifications(1)	79.0	—	79.0	—
Credit card merchant processing(1)	84.2	—	84.2	—
Custody indemnifications and other	—	51.7	51.7	56
Total	$198.0	$203.9	$401.9	$2,029

	Maximum potential amount of future payments
In billions of dollars at December 31, 2014 except carrying value in millions	Expire within 1 year	Expire after 1 year	Total amount outstanding	Carrying value (in millions of dollars)
Financial standby letters of credit	$25.4	$73.0	$98.4	$242
Performance guarantees	7.1	4.8	11.9	29
Derivative instruments considered to be guarantees	12.5	79.2	91.7	2,806
Loans sold with recourse	—	0.2	0.2	15
Securities lending indemnifications(1)	115.9	—	115.9	—
Credit card merchant processing(1)	86.0	—	86.0	—
Custody indemnifications and other	—	48.9	48.9	54
Total	$246.9	$206.1	$453.0	$3,146

(1)
The carrying values of securities lending indemnifications and credit card merchant processing were not material for either period presented, as the probability of potential liabilities arising from these guarantees is minimal.

Schedule of guarantor obligations by credit ratings
Presented in the tables below are the maximum potential amounts of future payments that are classified based upon internal and external credit ratings. As previously mentioned, the determination of the maximum potential future payments is based on the notional amount of the guarantees without consideration of possible recoveries under recourse provisions or from collateral held or pledged. As such, Citi believes such amounts bear no relationship to the anticipated losses, if any, on these guarantees.

	Maximum potential amount of future payments
In billions of dollars at December 31, 2015	Investment grade	Non-investment grade	Not rated	Total
Financial standby letters of credit	$69.2	$15.4	$12.2	$96.8
Performance guarantees	6.6	4.1	0.8	11.5
Derivative instruments deemed to be guarantees	—	—	78.5	78.5
Loans sold with recourse	—	—	0.2	0.2
Securities lending indemnifications	—	—	79.0	79.0
Credit card merchant processing	—	—	84.2	84.2
Custody indemnifications and other	51.6	0.1	—	51.7
Total	$127.4	$19.6	$254.9	$401.9

	Maximum potential amount of future payments
In billions of dollars at December 31, 2014	Investment grade	Non-investment grade	Not rated	Total
Financial standby letters of credit	$73.0	$15.9	$9.5	$98.4
Performance guarantees	7.3	3.9	0.7	11.9
Derivative instruments deemed to be guarantees	—	—	91.7	91.7
Loans sold with recourse	—	—	0.2	0.2
Securities lending indemnifications	—	—	115.9	115.9
Credit card merchant processing	—	—	86.0	86.0
Custody indemnifications and other	48.8	0.1	—	48.9
Total	$129.1	$19.9	$304.0	$453.0

Schedule of Credit Commitments
The table below summarizes Citigroup’s credit commitments:

In millions of dollars	U.S.	Outside of U.S.	December 31, 2015	December 31, 2014
Commercial and similar letters of credit	$1,248	$4,854	$6,102	$6,634
One- to four-family residential mortgages	1,343	1,853	3,196	5,674
Revolving open-end loans secured by one- to four-family residential properties	12,648	2,078	14,726	16,098
Commercial real estate, construction and land development	9,177	1,345	10,522	9,242
Credit card lines	481,897	91,160	573,057	612,049
Commercial and other consumer loan commitments	178,957	92,119	271,076	243,680
Other commitments and contingencies	3,943	6,039	9,982	10,663
Total	$689,213	$199,448	$888,661	$904,040